Apr. 25, 2025
MML Small Cap Equity Fund | MML Small Cap Equity Fund
INVESTMENT OBJECTIVE
The Fund seeks capital appreciation.
FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. The expenses in the table do not reflect deductions at the separate account level or contract level for any charges that may be incurred under a variable life insurance or variable annuity contract. If these charges were reflected, the fees and expenses in the table would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Initial Class	Service Class
Management Fees	0.64%	0.64%
Distribution and Service (Rule 12b-1) Fees	None	0.25%
Other Expenses	0.07%	0.07%
Total Annual Fund Operating Expenses	0.71%	0.96%

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in each share class of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment earns a 5% return each year and that the Fund’s operating expenses are exactly as described in the preceding table. If separate account or variable life insurance or variable annuity contract expenses were included, overall expenses would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Initial Class	$73	$227	$395	$883
Service Class	$98	$306	$531	$1,178

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.

INVESTMENTS, RISKS, AND PERFORMANCE
Principal Investment Strategies
The Fund invests primarily in common stocks of small-capitalization U.S. companies that the Fund’s subadviser, Invesco Advisers, Inc. (“Invesco Advisers”), believes have favorable business trends or prospects based on fundamental analysis. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities of companies whose market capitalizations at the time of purchase are within the market capitalization range of companies included in the Russell 2000® Index (as of February 28, 2025, between $11.33 million and $49.68 billion). The Fund typically invests most of its assets in equity securities of U.S. companies, but may invest in foreign securities, including emerging market securities; however, it does not currently intend to invest substantially in foreign securities. The Fund generally will not invest more than 15% of its total assets in foreign securities. The Fund may invest in other types of securities such as real estate investment trusts (“REITs”) or other securities that are consistent with its investment objective. The Fund may at times have significant exposure to one or more industries or sectors. The Fund may hold a portion of its assets in cash or cash equivalents.
Invesco Advisers uses fundamental research to select securities for the Fund’s portfolio. While the process may change over time or vary in particular cases, in general the selection process currently uses a fundamental approach in analyzing issuers on factors such as a company’s financial performance, competitive strength and prospects, industry position, and business model and management strength. Industry outlook, market trends, and general economic conditions may also be considered.
Invesco Advisers aims to maintain a broad diversification across all major economic sectors. In constructing the portfolio, Invesco Advisers seeks to limit exposure to so-called “top-down” or “macro” risks, such as overall stock market movements, economic cycles, and interest rate or currency fluctuations. Instead, Invesco Advisers seeks to add value by selecting individual securities that it believes have superior company-specific fundamental attributes or relative valuations that they expect to outperform their industry and sector peers. This is commonly referred to as a “bottom-up” approach to portfolio construction.
Invesco Advisers considers stock rankings, benchmark weightings, and capitalization outlooks in determining security weightings for individual issuers. Invesco Advisers might sell a security if, for example, in its judgment, a stock’s price is approaching its target, a company’s competitive position deteriorates, a company’s management is performing poorly, or more attractive alternative investment ideas have been identified.

Performance Information
The following bar chart and table provide some indication of the risks of investing in the Fund. The bar chart shows changes in the Fund’s performance from year to year for Initial Class shares. The table shows how the Fund’s average annual returns for 1, 5, and 10 years compare with those of a broad measure of market performance and an additional index that MML Advisers believes more closely reflects the market segments in which the Fund invests (Russell 2000 Index). Performance shown does not reflect the fees and expenses deducted under the variable life insurance or variable annuity contract through which you invest in the Fund. If these amounts were reflected, returns would be less than those shown. Past performance is not necessarily an indication of how the Fund will perform in the future.

Annual Performance Initial Class Shares

Highest Quarter:	2Q ’20,	28.35%	Lowest Quarter:	1Q ’20,	-30.52%

Average Annual Total Returns (for the periods ended December 31, 2024)
		One Year	Five Years	Ten Years
Initial Class	MML Small Cap Equity Fund	12.94%	10.64%	9.16%
Service Class	MML Small Cap Equity Fund	12.66%	10.37%	8.89%
Russell 3000® Index (reflects no deduction for fees, expenses, or taxes)(1)		23.81%	13.86%	12.55%
	One Year	Five Years	Ten Years
Russell 2000 Index (reflects no deduction for fees, expenses, or taxes)	11.54%	7.40%	7.82%

(1)
Effective July 24, 2024, the Russell 3000 Index replaced the Russell 2000 Index as a broad measure of market performance in accordance with new regulatory disclosure requirements. The Fund continues to use the Russell 2000 Index as a supplemental benchmark that MML Advisers believes more closely reflects the market segments in which the Fund invests.